Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (35,676,315)	$ (37,379,153)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	586,109	397,440
Impairment of investment	50,000	589,461
Impairment of intangible assets	1,433,815	1,038,905
Impairment of goodwill	2,043,011	688,127
impairment of ROU	101,623
Accretion of debt discount and issuance cost	4,668,039	3,612,669
Share-based compensation	4,183,844	9,661,174
Shares issued for in process research and development	40,994
Bad debt expense	398,130	110,805
(Gain) loss on extinguishment of debt	832,482	(1,304,677)
Settlement of vendor liabilities	265,717	(59,692)
Change in fair value of derivative liability	(3,729)	1,096,287
Derivative Expense		100,502
Loss on marketable securities	11,742
Non cash lease expense	274,784	82,511
Reserve for obsolete inventory	399,058
Equity interest granted for other income		(123,710)
Equity in net loss from unconsolidated investment		16,413
Changes in operating assets and liabilities:
Prepaid expenses	86,155	(174,819)
Inventory	(479,356)	(39,182)
Accounts receivable	(755,907)	(80,407)
Deposits and other assets	(78,280)	(527,115)
Deferred revenue	65,250	144,851
Accounts payable and accrued expenses	4,773,551	1,714,902
Operating lease liability	(26,146)	(84,099)
Net Cash Used In Operating Activities	(16,805,429)	(20,518,807)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for property and equipment	(212,249)	(95,935)
Cash paid for minority investment in business		(325,000)
Cash paid for equity method investment		(510,000)
Cash paid for investments in marketable securities	(48,878)
Sale of marketable securities	37,135
Cash received from the Sale of non-controlling interest in OG Collection Inc.	750,000
Cash consideration for acquisition	(31,679)	(225,947)
Purchases of digital assets	(410,369)	(11,241)
Sale of digital assets	289,246
Net Cash Provided By (Used In) Investing Activities	373,206	(1,168,123)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the exercise of warrant	1,781,947	9,487,223
Net proceeds from issuance of notes	2,219,219	747,937
Repayment of notes	(2,830,382)	(456,233)
Proceeds from issuance of convertible note	8,391,905	3,610,491
Repayment of convertible notes	(1,863,315)	(941,880)
Repayment of note payable - related party		(538,574)
Proceeds from issuance of common stock and warrants	5,722,300	5,666,951
Cash received for preferred series E and warrants		40,000
Purchase of treasury stock	(16,050)
Net Cash Provided By Financing Activities	13,405,624	17,615,915
Effect of exchange rate changes on cash	(61,911)	(41,038)
Net Change in Cash	(3,088,510)	(4,112,053)
Cash - Beginning of period	3,794,734	7,906,787
Cash - End of period	706,224	3,794,734
SUPPLEMENTARY CASH FLOW INFORMATION:
Income taxes
Interest	650,000	60,073
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Settlement of vendor liabilities		168,667
Beneficial conversion feature on convertible notes	2,008,227
Warrants issued with debt	3,149,270	1,665,682
Shares issued with debt	409,945
Issuance of common stock for prepaid services	141,150	226,500
Recognition of Right-of-use asset and corresponding operating lease liability	2,412,221
Deferred offering costs		4,225
Common stock and warrants issued upon conversion of notes payable	1,061,088	5,156,994
Shares issued for acquisition		1,318,218
Reduction of ROU asset related to re-measurement of lease liability		135,086
Repayment of promissory notes from Australian R&D credits		$ 146,630